CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)		Ordinary shares		Additional paid-in capital	Deferred share compensation	Accumulated deficit	Accumulated deficit, Statutory reserves	Accumulated deficit, Unrestricted	Noncontrolling interests	Accumulated other comprehensive income (loss)	Total
Balance at the beginning at Jun. 30, 2021		$ 407,167		$ 32,175,798	$ (21,140)		$ 1,670,367	$ (38,574,620)	$ 1,601,666	$ 1,120,774	$ (1,619,988)
Balance at the beginning (in shares) at Jun. 30, 2021	[1]	1,357,221
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of ordinary shares for JMC purchase		$ 6,000		(6,000)			0	0		0	0
Issuance of ordinary shares for JMC purchase (in shares)	[1]	20,000
Amortization of deferred share compensation		$ 0		0			0	0		0	21,140
Statutory reserves					$ 21,140
Sales of ordinary shares		$ 465,743		34,578,781			0	0		0	35,044,524
Sales of ordinary shares (in shares)	[1]	1,552,477
Issuance of ordinary shares for compensation		$ 15,800		1,335,146			0	0		0	1,350,946
Issuance of ordinary shares for compensation (in shares)	[1]	52,668
Issuance of ordinary shares for services		$ 2,500		247,500			0	0		0	250,000
Issuance of ordinary shares for services (in shares)	[1]	8,334
Conversion convertible debenture into ordinary shares		$ 21,363		1,388,582			0	0		0	1,409,945
Conversion convertible debenture into ordinary shares (in shares)	[1]	71,210
Net loss		$ 0		0			0	3,239,390	(5,404,881)	0	(2,165,491)
Foreign currency translation		0		0			0	0	(80,360)	444,240	363,880
Deconsolidation of discontinued operations		0		0			(1,670,367)	(648,194)	(3,883,575)	(1,565,014)	0
Balance at the end at Jun. 30, 2022		$ 918,573		69,719,807			0	(35,983,424)		0	34,654,956
Balance at the end (in shares) at Jun. 30, 2022	[1]	3,061,910
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of ordinary shares for equipment purchase		$ 86,856		3,023,144			0	0		0	3,110,000
Issuance of ordinary shares for equipment purchase (in shares)	[1]	289,520
Issuance of ordinary shares for compensation		$ 3,951		63,320			0	0		0	67,271
Issuance of ordinary shares for compensation (in shares)	[1]	13,169
Warrants issued with convertible debenture		$ 0		645,196			0	0		0	645,196
Additional ordinary shares of round-up adjustment for reverse share split		$ 4,948		(4,948)			0	0		0	0
Additional ordinary shares of round-up adjustment for reverse share split (in shares)	[1]	16,493
Net loss		$ 0		0			0	(28,216,352)		0	(28,216,352)
Balance at the end at Jun. 30, 2023		$ 1,014,328		73,446,519		$ (64,199,776)	0	(64,199,776)		0	10,261,071
Balance at the end (in shares) at Jun. 30, 2023	[1]	3,381,092
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sales of ordinary shares		$ 613,450		2,290,212							2,903,662
Sales of ordinary shares (in shares)		2,044,833
Issuance of ordinary shares for compensation		$ 7,901		34,108							42,009
Issuance of ordinary shares for compensation (in shares)		26,338
Warrants issued with convertible debenture		$ 0		2,560,858							2,560,858
Conversion convertible debenture into ordinary shares		$ 40,680		203,398							244,078
Conversion convertible debenture into ordinary shares (in shares)		135,601
Net loss		$ 0		0		(7,058,158)					(7,058,158)
Balance at the end at Dec. 31, 2023		$ 1,676,359		78,535,095		(71,257,934)					8,953,520
Balance at the end (in shares) at Dec. 31, 2023		5,587,864
Balance at the beginning at Jun. 30, 2023		$ 1,014,328		73,446,519		(64,199,776)	0	(64,199,776)		0	10,261,071
Balance at the beginning (in shares) at Jun. 30, 2023	[1]	3,381,092
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sales of ordinary shares		$ 843,850		3,150,372			0	0		0	3,994,222
Sales of ordinary shares (in shares)	[1]	2,812,833
Issuance of ordinary shares for compensation		$ 10,272		62,958			0	0		0	$ 73,230
Issuance of ordinary shares for compensation (in shares)		34,240	[1]								15,804
Warrants issued with convertible debenture		$ 0		2,560,858			0	0		0	$ 2,560,858
Conversion convertible debenture into ordinary shares		$ 204,055		1,020,271			0	0		0	1,224,326
Conversion convertible debenture into ordinary shares (in shares)	[1]	680,183
Exercise of warrants		$ 255,000		896,903			0	0		0	1,151,903
Exercise of warrants (in shares)	[1]	850,000
Exchange of warrants for convertible debenture		$ 0		(71,319)			0	0		0	(71,319)
Noncontrolling interests acquired		0		0			0	0	250	0	250
Net loss		0		0			0	(17,531,647)	(753,311)	0	(18,284,958)
Balance at the end at Jun. 30, 2024		$ 2,327,505		81,066,562		(81,731,423)	0	(81,731,423)	(753,061)	0	909,583
Balance at the end (in shares) at Jun. 30, 2024	[1]	7,758,348
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Fair value of noncontrolling interest acquired		$ 0		0			$ 0	$ 0	250	$ 0	250
Conversion convertible debenture into ordinary shares		$ 3,592		6,953							10,545
Conversion convertible debenture into ordinary shares (in shares)		11,973
Exercise of warrants		$ 212,527		(212,527)							0
Exercise of warrants (in shares)		708,424
Net loss		$ 0		0		(2,805,331)			(13,742)		(2,819,073)
Balance at the end at Dec. 31, 2024		$ 2,543,624		$ 80,860,988		$ (84,536,754)			$ (766,803)		$ (1,898,945)
Balance at the end (in shares) at Dec. 31, 2024		8,478,745

[1]	Giving retroactive effect to the 1-for-30 reverse share split effected on May 23, 2023